Shareholders' Equity (Details) - shares	Apr. 30, 2023	Apr. 30, 2022	Oct. 25, 2021	Jul. 19, 2019
Shareholders' Equity (Details) [Line Items]
Common stock, share outstanding	55,300,000	55,300,000
Outstanding shares	13,839,400	13,839,400
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, share outstanding			138,394	2,160
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, share outstanding			13,839,400	108,000